OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Categories of current financial assets [abstract]
Prepaid expenses	$ 1,208	$ 1,092
Lease receivables	285	395
Total	$ 1,493	$ 1,487